Trade and other liabilities and other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other liabilities and other non-current liabilities
Trade and other liabilities.	€ 134,653	€ 133,298
Current contingent consideration related to milestones CellPoint		8,485
Current deferred consideration payable CellPoint		6,222
Current financial instruments		19
Accrued charges	548	651
Total trade and other liabilities	135,201	148,675
Non-current contingent consideration related to milestones CellPoint	20,972	13,582
Other non-current liabilities	10,598	8,226
Total other non-current liabilities	€ 31,570	€ 21,808